John Hancock U.S. Growth Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	20.36%	15.12%	16.89%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.73%	12.35%	14.09%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.50%	11.24%	12.99%